American Century Investments®
Quarterly Portfolio Holdings
Global Small Cap Fund
February 28, 2025

Global Small Cap - Schedule of Investments
FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.2%
Australia — 1.8%
CAR Group Ltd.	32,963	766,722
Zip Co. Ltd.(1)	376,150	585,742
		1,352,464
Belgium — 0.8%
D'ieteren Group	2,313	384,091
Solvay SA	7,456	243,196
		627,287
Brazil — 0.3%
Direcional Engenharia SA	45,600	227,859
Canada — 10.2%
Aritzia, Inc.(1)	17,483	805,300
AtkinsRealis Group, Inc.	19,551	983,530
Boardwalk Real Estate Investment Trust	11,551	509,306
Brookfield Infrastructure Corp., Class A	18,129	725,885
Capstone Copper Corp.(1)	116,995	646,131
Chartwell Retirement Residences	16,786	194,923
Docebo, Inc.(1)	12,695	407,153
Element Fleet Management Corp.	29,956	599,223
FirstService Corp. (Toronto)	4,913	866,155
goeasy Ltd.	1,661	188,930
Lundin Gold, Inc.	34,472	949,752
MDA Space Ltd.(1)	28,731	460,927
TransAlta Corp.	50,763	525,612
		7,862,827
China — 2.0%
Bosideng International Holdings Ltd.	888,000	432,864
GDS Holdings Ltd., ADR(1)	17,230	655,602
Tongcheng Travel Holdings Ltd.	179,600	402,324
		1,490,790
France — 3.2%
Gaztransport Et Technigaz SA	3,409	521,429
SPIE SA	16,956	604,024
Technip Energies NV	24,719	775,211
VusionGroup(2)	2,713	581,873
		2,482,537
Germany — 2.2%
CTS Eventim AG & Co. KGaA	5,192	570,091
Hypoport SE(1)	1,906	392,420
Redcare Pharmacy NV(1)	5,915	722,269
		1,684,780
India — 2.5%
Amber Enterprises India Ltd.(1)	5,252	339,699
Kalyan Jewellers India Ltd.	32,092	170,771
KEI Industries Ltd.	15,167	535,191
Max Healthcare Institute Ltd.	49,533	555,702
Prestige Estates Projects Ltd.	25,780	333,390
		1,934,753
Israel — 2.0%
CyberArk Software Ltd.(1)	2,411	877,242

Nova Ltd.(1)	2,756	659,180
		1,536,422
Italy — 1.5%
BPER Banca SpA(2)	151,750	1,159,133
Japan — 7.2%
Asics Corp.	49,800	1,115,162
CyberAgent, Inc.(2)	68,600	512,917
Isetan Mitsukoshi Holdings Ltd.(2)	29,400	448,773
Mebuki Financial Group, Inc.	234,400	994,305
Money Forward, Inc.(1)(2)	11,500	308,327
Round One Corp.	88,200	668,718
Ryohin Keikaku Co. Ltd.(2)	32,300	851,097
Sanrio Co. Ltd.	15,800	670,475
		5,569,774
Mexico — 0.7%
Genomma Lab Internacional SAB de CV, Class B	446,953	560,594
Netherlands — 1.3%
Arcadis NV	7,337	364,059
Fugro NV	12,334	191,742
SBM Offshore NV	18,797	395,659
		951,460
Norway — 0.9%
Subsea 7 SA	42,036	648,722
Singapore — 0.3%
SATS Ltd.	113,400	255,530
Spain — 0.5%
Acerinox SA	33,193	388,551
Sweden — 0.6%
Thule Group AB	15,112	486,972
Taiwan — 0.5%
King Yuan Electronics Co. Ltd.	124,000	395,415
United Kingdom — 3.2%
Howden Joinery Group PLC	40,449	395,845
Intermediate Capital Group PLC	30,275	876,525
Rotork PLC	102,075	422,979
Tritax Big Box REIT PLC	421,979	783,063
		2,478,412
United States — 57.5%
AAR Corp.(1)	5,273	342,851
ADMA Biologics, Inc.(1)	44,330	726,569
Agilysys, Inc.(1)	2,997	242,727
ATI, Inc.(1)	19,680	1,144,589
Bancorp, Inc.(1)	17,340	967,919
BellRing Brands, Inc.(1)	7,490	548,867
BJ's Wholesale Club Holdings, Inc.(1)	6,108	618,496
BlackLine, Inc.(1)	9,260	447,258
Boot Barn Holdings, Inc.(1)	5,879	719,766
Bowhead Specialty Holdings, Inc.(1)	26,220	881,779
Cargurus, Inc.(1)	4,258	137,065
Carpenter Technology Corp.	5,474	1,133,501
Champion Homes, Inc.(1)	6,733	690,133
Chefs' Warehouse, Inc.(1)	10,383	649,768
Clean Harbors, Inc.(1)	2,114	451,445
Commerce Bancshares, Inc.	9,653	627,928
Construction Partners, Inc., Class A(1)	7,181	521,053

Credo Technology Group Holding Ltd.(1)	7,402	408,442
Dave, Inc.(1)	4,098	412,505
Donnelley Financial Solutions, Inc.(1)	3,088	153,072
Duolingo, Inc.(1)	1,312	409,436
Elastic NV(1)	5,079	590,992
Element Solutions, Inc.	19,799	516,952
Encompass Health Corp.	6,493	650,209
Evercore, Inc., Class A	2,951	713,552
ExlService Holdings, Inc.(1)	15,639	757,710
Expro Group Holdings NV(1)	47,829	568,687
Extreme Networks, Inc.(1)	33,453	516,849
Fortune Brands Innovations, Inc.	5,924	383,401
Freshpet, Inc.(1)	6,090	651,813
FTAI Aviation Ltd.	3,883	499,781
GeneDx Holdings Corp.(1)	2,970	305,465
Globant SA(1)	3,093	465,589
Goosehead Insurance, Inc., Class A	5,544	683,076
Graphic Packaging Holding Co.	7,580	202,234
Guidewire Software, Inc.(1)	2,117	426,194
Hamilton Lane, Inc., Class A	4,962	775,660
Hanesbrands, Inc.(1)	73,049	440,486
Hayward Holdings, Inc.(1)	34,072	493,703
HealthEquity, Inc.(1)	8,727	957,876
Hexcel Corp.	9,371	593,840
Huron Consulting Group, Inc.(1)	5,329	812,459
Ichor Holdings Ltd.(1)	11,647	341,141
Integer Holdings Corp.(1)	3,352	412,966
Interparfums, Inc.	2,984	414,537
Knife River Corp.(1)	6,018	575,802
Knight-Swift Transportation Holdings, Inc.	7,537	380,166
Korn Ferry	7,926	520,342
Life Time Group Holdings, Inc.(1)	17,913	545,630
Littelfuse, Inc.	1,965	456,096
MACOM Technology Solutions Holdings, Inc.(1)	6,926	801,061
Mirion Technologies, Inc.(1)	33,483	519,991
Modine Manufacturing Co.(1)	5,813	491,547
Mueller Water Products, Inc., Class A	35,268	908,504
Natera, Inc.(1)	3,999	622,204
National Storage Affiliates Trust	6,111	236,007
Newmark Group, Inc., Class A	51,187	750,913
Ollie's Bargain Outlet Holdings, Inc.(1)	6,729	696,519
Onto Innovation, Inc.(1)	2,394	348,710
Patrick Industries, Inc.	1,711	155,017
Paylocity Holding Corp.(1)	2,689	549,336
Planet Fitness, Inc., Class A(1)	2,160	199,908
Power Integrations, Inc.	6,310	383,648
Primoris Services Corp.	5,726	410,783
Q2 Holdings, Inc.(1)	4,325	377,875
RadNet, Inc.(1)	8,378	464,728
Rambus, Inc.(1)	11,287	630,830
Redfin Corp.(1)	24,188	161,334
RH(1)	1,886	607,424
Ryman Hospitality Properties, Inc.	3,871	382,803
Shift4 Payments, Inc., Class A(1)(2)	6,991	690,361
Silicon Laboratories, Inc.(1)	2,422	339,807

Skyward Specialty Insurance Group, Inc.(1)	4,722	245,638
StoneX Group, Inc.(1)	3,254	392,660
Terreno Realty Corp.	7,800	528,996
Titan America SA(1)	22,882	359,247
Toll Brothers, Inc.	3,601	402,016
Triumph Financial, Inc.(1)	9,101	626,604
TWFG, Inc.(1)	19,157	579,308
UFP Technologies, Inc.(1)	1,624	369,606
Verra Mobility Corp.(1)	15,662	358,503
Vital Farms, Inc.(1)	2,436	80,656
Warby Parker, Inc., Class A(1)	30,637	757,653
Wintrust Financial Corp.	8,187	1,019,036
		44,337,610
TOTAL COMMON STOCKS (Cost $60,998,809)		76,431,892
EXCHANGE-TRADED FUNDS — 0.8%
Schwab International Small-Cap Equity ETF(2)	9,095	323,964
Schwab U.S. Small-Cap ETF	11,968	302,431
TOTAL EXCHANGE-TRADED FUNDS (Cost $634,773)		626,395
SHORT-TERM INVESTMENTS — 5.0%
Money Market Funds — 3.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,568	3,568
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,886,656	2,886,656
		2,890,224
Repurchase Agreements — 1.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/27, valued at $130,405), in a joint trading account at 4.32%, dated 2/28/25, due 3/3/25 (Delivery value $127,807)		127,760
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/15/28, valued at $890,642), at 4.34%, dated 2/28/25, due 3/3/25 (Delivery value $873,316)		873,000
		1,000,760
TOTAL SHORT-TERM INVESTMENTS (Cost $3,890,985)		3,890,984
TOTAL INVESTMENT SECURITIES — 105.0% (Cost $65,524,567)		80,949,271
OTHER ASSETS AND LIABILITIES — (5.0)%		(3,886,634)
TOTAL NET ASSETS — 100.0%		$77,062,637

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	17.0%
Financials	16.8%
Industrials	16.6%
Information Technology	14.5%
Materials	8.0%
Health Care	7.6%
Real Estate	5.9%
Consumer Staples	4.8%
Energy	3.8%
Communication Services	2.6%
Utilities	1.6%
Exchange-Traded Funds	0.8%
Short-Term Investments	5.0%
Other Assets and Liabilities	(5.0)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,511,528. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,667,265, which includes securities collateral of $780,609.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$1,352,464	—
Belgium	—	627,287	—
Brazil	—	227,859	—
Canada	$725,885	7,136,942	—
China	655,602	835,188	—
France	—	2,482,537	—
Germany	—	1,684,780	—
India	—	1,934,753	—
Italy	—	1,159,133	—
Japan	—	5,569,774	—
Mexico	—	560,594	—
Netherlands	—	951,460	—
Norway	—	648,722	—
Singapore	—	255,530	—
Spain	—	388,551	—
Sweden	—	486,972	—
Taiwan	—	395,415	—
United Kingdom	—	2,478,412	—
Other Countries	45,874,032	—	—
Exchange-Traded Funds	626,395	—	—
Short-Term Investments	2,890,224	1,000,760	—
	$50,772,138	$30,177,133	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.